14. Investment Properties (Details - Unobservable inputs) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 33,829,902	$ 35,786,053	$ 37,407,083
Milano, Corso Europa 22 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value		$ 5,339,312	$ 5,565,238
Valuation technique		DCF	DCF
Key Unobservable Inputs
ERV		$475 per sq. meter	$499 per sq. meter
Rental growth p.a.		0.975% to 1.5%	0.83% to 1.5%
Discount rate		4.96%	4.96%
Cap rate		4.30%	4.30%
Buccinasco, Via Lucania 2-4-6 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 18,982,736	$ 16,492,776	$ 17,396,117
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 96 per sq. meter	$88 per sq. meter	$91 per sq. meter
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	8.50%	8.56%	8.46%
Cap rate	7.50%	7.50%	7.40%
Buccinasco, Via Privata Mulino 24 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 1,130,068	$ 981,336	$ 1,096,759
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 213 per sq. meter	$185 per sq. meter	$192 per sq. meter
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	7.30%	7.36%	7.26%
Cap rate	6.90%	6.90%	6.80%
Buccinasco, Via Lazio 95 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 3,907,149	$ 3,703,752	$ 3,887,522
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 82 per sq. meter - warehouse, $117 per sq. meter - office	$73 - $103 per sq. meter	$75 - $106 per sq. meter
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	8.60%	8.66%	8.56%
Cap rate	7.50%	7.50%	7.40%
Buccinasco, Via Bruno Buozzi 22 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 180,330	$ 849,436	$ 879,579
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 117 per sq. meter	$103 per sq. meter	$106 per sq. meter
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	6.80%	6.86%	6.86%
Cap rate	5.60%	5.60%	5.60%
Buccinasco, Via Emilia 30 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 180,330	$ 162,501	$ 166,143
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 69 per sq. meter, $ 481 per parking space	$61 per sq. meter, $422 per parking space	$64 per sq. meter, $434 per parking space
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	8.70%	8.76%	8.66%
Cap rate	7.60%	7.60%	7.50%
Rozzano, Milanofiori, Building A5 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 2,789,103	$ 2,437,512	$ 2,454,134
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 153 per sq. meter - offices, $ 166 per sq. meter commercial area $ 166 per sq. meter commercial area $ 1,082 per parking space	$135 per sq. meter, $950 per parking space	$139 per sq. meter, $977 per parking space
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	6.80%	6.86%	6.86%
Cap rate	5.60%	5.60%	5.60%
Rozzano, Milanofiori, Building N1 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 3,847,039	$ 3,397,744	$ 3,464,021
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 84 - $ 153 per s. meter	$74 - $135 per sq. meter	$76 - $139 per sq. meter
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	6.80%	6.86%	6.86%
Cap rate	5.60%	5.60%	5.60%
Rozzano, Milanofiori, Building Q5 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 1,154,112	$ 1,018,268	$ 1,031,605
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 153 per sq. meter, $ 1,082 per parking space	$135 per sq. meter, $950 per parking space	$139 per sq. meter, $977 per parking space
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	6.80%	6.86%	6.86%
Cap rate	5.60%	5.60%	5.60%
Rozzano, Milanofiori, Building Q7 [Member]
Disclosure of fair value measurement of assets [line items]
Fair Value	$ 1,659,035	$ 1,403,416	$ 1,465,965
Valuation technique	DCF	DCF	DCF
Key Unobservable Inputs
ERV	$ 153 per sq. meter, $ 1,082 per parking space	$135 per sq. meter, $950 per parking space	$139 per sq. meter, $977 per parking space
Rental growth p.a.	0.83% to 1.50%	0.975% to 1.5%	0.83% to 1.5%
Discount rate	6.80%	6.86%	6.86%
Cap rate	5.60%	5.60%	5.60%